Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Provision for Income Taxes

The benefit from (provision for) income taxes consisted of the following:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Current
China	-	54,719
Deferred
China	(29,178)	6,493
Income tax (benefit) expenses	$(29,178)	$61,212

Schedule of Reconciles the PRC Statutory Rate

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25.0%	25.0%
Additional deduction of research and development expenses	0.7%	7.9%
Non-deductible expenses	(15.6)%	2.0%
Effect of PRC preferential tax rate	(1.0)%	(3.4)%
Adjustments in respect of current income tax of previous years	(0.9)%	(1.0)%
Effect of different tax rates in the different tax jurisdictions	(7.8)%	(35.2)%
Effective tax rate	0.4%	(4.7)%

A reconciliation of the PRC statutory income tax rate of 25% to the Group’s effective income tax rate for the six months ended June 30, 2026 is as follows:

	For the Six Months Ended June 30,2026
	Amount	Percent
	(Unaudited)	(Unaudited)
PRC statutory tax rate	1,856,418	25.0%
Additional deduction of research and development expenses	51,135	0.7%
Non-deductible expenses	(1,158,222)	(15.6)%
Effect of PRC preferential tax rate	(75,506)	(1.0)%
Adjustments in respect of current income tax of previous years	(63,923)	(0.9)%
Effect of different tax rates in the different tax jurisdictions	(580,724)	(7.8)%
Effective tax rate	29,178	0.4%

Schedule of Net Deferred Tax Assets and Liabilities

Components of net deferred tax assets and liabilities were as follows:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Allowance for credit loss	$12,952	$8,961
Inventories valuation allowance	42,829	28,336
Operating lease liabilities	144,339	170,111
Deferred tax assets	200,120	207,408
Right-of-use asset	(143,987)	(167,281)
Depreciation	(205,338)	(213,322)
Deferred tax liabilities	(349,325)	(380,603)
Net deferred tax liabilities	$(149,205)	$(173,195)

Schedule of Movement of Net Deferred Tax Liabilities and Assets

The movement of net deferred tax liabilities and assets were as follows:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$(173,195)	$(221,551)
(Provision) reversal	29,178	(6,493)
Foreign exchange difference	(5,188)	(945)
Balance at end of the period	$(149,205)	$(228,989)